Employee Benefits - Assumption of Black-Scholes Option Valuation of Fair Value of Company's Stock Options (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compensation Related Costs [Abstract]
Forfeiture rate	[1]	[1]	[1]

[1]	As of year end for each of the three years ended December 31, forfeitures are estimated to be nil.